Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary shares	Common Stock to be issued	Shares Subscription Receivable	Additional paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2020	$ 10,000		$ (10,000)		$ (13,476)	$ 664	$ (12,812)
Balance (in Shares) at Dec. 31, 2020	100,000,000
Receipt of share subscription receivable			10,000				10,000
Proceeds from share subscription		222,400					222,400
Net income (loss)					(491,006)		(491,006)
Foreign currency translation						(4,395)	(4,395)
Balance at Dec. 31, 2021	$ 10,000	222,400			(504,482)	(3,731)	(275,813)
Balance (in Shares) at Dec. 31, 2021	100,000,000
Net income (loss)					(720,093)		(720,093)
Foreign currency translation						44,572	44,572
Balance at Dec. 31, 2022	$ 11,112			221,288	(1,224,575)	40,841	$ (951,334)
Balance (in Shares) at Dec. 31, 2022	111,120,000						111,120,000
Issuance of ordinary shares for share subscription previously received	$ 1,112	(222,400)		221,288
Issuance of ordinary shares for share subscription previously received (in Shares)	11,120,000
Net income (loss)					751,609		751,609
Foreign currency translation						47,929	47,929
Balance at Dec. 31, 2023	$ 11,112			$ 221,288	$ (472,966)	$ 88,770	$ (151,796)
Balance (in Shares) at Dec. 31, 2023	111,120,000						111,120,000